Fair Value Measurement - Schedule of Measured on Recurring Basis (Details)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Measurement input, percentage	10
Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Measurement input, percentage	0
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Measurement input, percentage	0.04
Minimum [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Measurement input, percentage	0.566
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Measurement input, percentage	4.3
Maximum [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Measurement input, percentage	57.9
SAFE Liability [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Measurement input, percentage	0.037	0.036
SAFE Liability [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Measurement input, percentage	0.25	0.33	0.25
SAFE Liability [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Measurement input, percentage	0.512	0.435	73.8
SAFE Liability [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Measurement input, percentage			0.043
SAFE Liability [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Measurement input, percentage			4.4
Preferred Stock Warrant Liability [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Measurement input, percentage	0.043	0.039	4.5
Preferred Stock Warrant Liability [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Measurement input, percentage	0.58	0.84	60
Preferred Stock Warrant Liability [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Measurement input, percentage
Preferred Stock Warrant Liability [Member] | Measurement Input, Contractual life (in years) [Member]
Class of Warrant or Right [Line Items]
Measurement input, percentage	6.9	7.2	8.2
Derivative Liability [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Measurement input, percentage		3.6	4.1
Derivative Liability [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Measurement input, percentage		0.33	1.56
Derivative Liability [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Measurement input, percentage		43.5	71.7